FINANCIAL INSTRUMENTS - Analysis of Age of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade receivables	$ 203,984	$ 162,235
Allowance for expected credit loss	1,044	1,268
Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	31,107	23,437
Current | Current
Disclosure of financial assets [line items]
Trade receivables	172,877	138,798
1 – 30 days past due | Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	20,988	15,257
31 – 60 days past due | Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	4,728	2,798
61 – 90 days past due | Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	1,383	1,299
Over 90 days past due | Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	4,008	4,083
Gross carrying amount
Disclosure of financial assets [line items]
Trade receivables	$ 205,028	$ 163,503